Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Stock-Based Compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”). The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock. Options granted may include non-statutory options as well as qualified incentive stock options. The Stock Incentive Plan is currently administered by the board of directors of the Company. The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option. The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to three years and have a ten year term. The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant. As of December 31, 2018 and 2017, the Stock Incentive Plan reserved a total of 32,500,000 and 22,500,000, respectively, shares of common stock for grant. On December 31, 2018, there were 4,628,281 shares of common stock available for grant under the Stock Incentive Plan.

During the year ended December 31, 2018, the Company granted to employees, members of the board of directors and members of the Company’s Medical Advisory Board options to purchase an aggregate of 10,110,000 shares of common stock under a previously issued incentive plan. The options have an exercise price between $0.11 and $0.42 per share for an aggregate grant date value of $2,480,970. The options vested upon issuance and have a term of ten years.

On June 15, 2017, the Company granted to the active employees, members of the board of directors and three members of the Company’s Medical Advisory Board options to purchase an aggregate total of 5,550,000 shares of the Company’s common stock at an exercise price of $0.11 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.0869 per option resulting in compensation expense of $482,295. Compensation cost was recognized upon grant.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2018 and 2017:

	2018	2017
Weighted average expected life in years	5.00	5.0
Weighted average risk free interest rate	2.84% - 3.21%	1.76%
Weighted average volatility	134% - 144.15%	120.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted. The risk-free rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of the grant. The expected volatility is based on the average volatility of the Company and that of peer group companies similar in size and value to us. We estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The expected dividend yield is based on our historical dividend experience, however, since our inception, we have not declared dividends. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest.

For the years ended December 31, 2018 and 2017, the Company recognized $2,480,970 and $482,295, respectively, as compensation cost related to options granted. As of December 31, 2018, and 2017, there are no unamortized compensation costs related to options granted.

A summary of option activity as of December 31, 2018 and 2017, and the changes during the years then ended, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2016	16,203,385	$0.38
Granted	5,550,000	$0.11
Exercised	-	$-
Forfeited or expired	(160,000)	$-
Outstanding at December 31, 2017	21,593,385	$0.31
Granted	10,110,000	$0.25
Exercised	-	$-
Forfeited or expired	-	$-
Outstanding at December 31, 2018	31,703,385	$0.29

Vested and exercisable at December 31, 2018	31,703,385	$0.29

The range of exercise prices for options was $0.04 to $2.00 for options outstanding at December 31, 2018 and 2017, respectively. The aggregate intrinsic value for outstanding options was $2,085,866 and $2,073,641 at December 31, 2018 and 2017, respectively. The aggregate intrinsic value for all vested and exercisable options was $2,085,866 and $2,073,641 at December 31, 2018 and 2017, respectively.

The weighted average remaining contractual term for outstanding exercisable stock options is 7.4 years and 7.37 years as of December 31, 2018 and 2017, respectively.

A summary of the Company’s nonvested options as of December 31, 2018 and 2017, and changes during the years then ended, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2016	-	$-
Granted	5,550,000	$0.11
Vested	(5,550,000)	$0.11
Forfeited or expired	-	$-
Outstanding at December 31, 2017	-	$-
Granted	10,110,000	$0.25
Vested	(10,110,000)	$0.25
Forfeited or expired	-	$-
Outstanding at December 31, 2018	-	$-